Satellites and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Satellites and equipment
Schedule of satellites and equipment

	2012	2011

Satellites in-orbit	$196,425	$196,425
Satellite equipment, teleport and antennas	8,061	6,619
Furniture and fixtures	4,107	4,388
Leasehold improvements	922	115
	209,515	207,547
Accumulated depreciation and amortization	(53,418)	(21,145)
	156,097	186,402
Construction in-progress for Satmex 8	358,289	253,149
Construction in-progress for Satmex 7	32,750	2,600	(1)
F4 satellite project advance payment	3,764	—
Other construction in-progress	1,662	864

	$552,562	$443,015

(1)                       On June 20, 2008, SS/L and Satmex entered into an Authorization to Proceed (“ATP-S7”) for the construction of Satmex 7 and Satmex paid a non-reimbursable advance payment for $2,600. The ATP-S7 expired on December 31, 2012. Additionally, the Company changed providers with respect to the construction of the related satellite (see Note 1), for which reason, the advanced payment was written-off and included as operating expenses in 2012.